SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Income tax: Current year	$ 16	$ 20	$ 238
Deferred tax: Current year			(64)	$ 100
Income Tax Expense	$ 16	$ 20	$ 174